Other account payables and accrued expenses (Schedule of Other Payable and Accrued Expenses) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other account payables and accrued expenses.
Accrued employee and government authorities	$ 9,174	$ 8,677	$ 5,043
Accrued expenses and other	13,484	8,808	4,467
Contingent consideration	5,096	3,888
Derivatives	418		598
Other	116	53	123
Total	$ 28,288	$ 21,426	$ 10,231